Note 4 - Related Parties (Details) - USD ($)			3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014
Epazz, Inc.
Related Party Transaction, Description of Transaction								reserve for bad debts
Bad debt expense								$ 121,679
Desk Flex, Inc.
Related Party Transaction, Description of Transaction					a non interest bearing note payable to Desk Flex, Inc.		a non interest bearing note payable to Desk Flex, Inc.
Accounts Payable, Related Parties, Noncurrent	$ 9,982	$ 9,982	$ 9,982		$ 9,982		$ 9,982	9,982
Imputed interest expense	$ 599	$ 599					799	799
Related parties
Stock based compensation							76,675
Bad debt expense							0	121,679
Imputed interest expense			$ 200	$ 200	599	$ 599	799	0
Stock based compensation					$ 0	$ 76,675	$ 76,675	$ 0